Taxes - Summary of Tax Losses and Scientific Research and Experimental Development Expenditure (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Income Tax Examination [Line Items]
SR&ED Expenditure Pool, Total	$ 20,198
Tax Losses, Net	108,283
2022 [Member]
Income Tax Examination [Line Items]
SR&ED Expenditure Pool, Total
Tax Losses, Net	203
2023 [Member]
Income Tax Examination [Line Items]
SR&ED Expenditure Pool, Total
Tax Losses, Net	603
2024 [Member]
Income Tax Examination [Line Items]
SR&ED Expenditure Pool, Total
Tax Losses, Net	616
2025 [Member]
Income Tax Examination [Line Items]
SR&ED Expenditure Pool, Total
Tax Losses, Net	11,882
2026 [Member]
Income Tax Examination [Line Items]
SR&ED Expenditure Pool, Total
Tax Losses, Net	444
2027 [Member]
Income Tax Examination [Line Items]
SR&ED Expenditure Pool, Total
Tax Losses, Net	91
2028 [Member]
Income Tax Examination [Line Items]
SR&ED Expenditure Pool, Total
Tax Losses, Net	1
2029 [Member]
Income Tax Examination [Line Items]
SR&ED Expenditure Pool, Total
Tax Losses, Net	3,887
2030 [Member]
Income Tax Examination [Line Items]
SR&ED Expenditure Pool, Total
Tax Losses, Net	30,776
2031 [Member]
Income Tax Examination [Line Items]
SR&ED Expenditure Pool, Total
Tax Losses, Net	8,901
2032 [Member]
Income Tax Examination [Line Items]
SR&ED Expenditure Pool, Total
Tax Losses, Net	9,000
2033 [Member]
Income Tax Examination [Line Items]
SR&ED Expenditure Pool, Total
Tax Losses, Net	41,879
Indefinite [Member]
Income Tax Examination [Line Items]
SR&ED Expenditure Pool, Total	20,198
Tax Losses, Net